[Invesco Letterhead]

225 Liberty Street

New York, NY 10281

January 22, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds) (CIK: 0000826644)

Ladies and Gentlemen:

On behalf of AIM Investment Funds (Invesco Investment Funds) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) containing a combined information statement/prospectus and related statement of additional information (“SAI”) to accomplish the following:

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The title of the securities being registered are Class A, Class C, Class R, Class R5, Class R6 and Class Y shares of beneficial interest, without par value, of the Invesco Greater China Fund, a series of the Registrant (the “Fund”).

As discussed with Ms. Jaea Hahn of the U.S. Securities and Exchange Commission, concurrent with this filing, the Registrant is requesting permission to file a post-effective amendment to the Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b)(1)(vii) under the 1933 Act (“Replicate Filing”). The purpose of the Replicate Filing is to add Class R shares as a new share class of the Fund. The Replicate Filing will be filed on or about February 19, 2021, to become effective under Rule 485(b) on or about February 22, 2021.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement becomes effective on February 22, 2021. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940.

Please be advised that concurrent with this filing, the AIM Counselor Series Trust (Invesco Counselor Series Trust) and AIM Growth Series (Invesco Growth Series) have each filed a registration statement on Form N-14 which contain the same combined information statement/prospectus and SAI.

Please contact Jacqueline Edwards, Esq. of Stradley Ronon at (212) 812-4142 with respect to this Form N-14 or in her absence, contact me at (212) 652-4208.

Very truly yours,

/s/Taylor V. Edwards

Taylor V. Edwards, Esq.

Associate General Counsel

cc:	Jaea Hahn